EQUITY - Share Details - Narrative (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions							12 Months Ended
	Feb. 15, 2019 USD ($) $ / shares shares	Feb. 15, 2019 EUR (€) € / shares shares	Mar. 26, 2018 USD ($) $ / shares shares	Mar. 26, 2018 EUR (€) € / shares shares	May 22, 2017 EUR (€) shares	May 10, 2017 EUR (€)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	May 16, 2018 USD ($)	May 21, 2017 EUR (€) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Reverse stock split ratio					0.3333333333
Shares issued (in shares)							1,021,903,623	1,021,903,623	1,021,903,623		3,065,710,869
Increase (decrease) in authorised share capital | €						€ 345
Authorised share capital					€ 345					$ 411	€ 337
Shares authorized (in shares)					1,151,576,921		1,151,576,921	1,151,576,921	1,151,576,921		3,372,281,956
Share capital | $							$ 364	$ 364
Number of shares issued and fully paid (in shares)							1,021,903,623
Share buyback (in shares)	4,000,000	4,000,000	7,000,000	7,000,000
Share buyback	$ 90	€ 80	$ 226	€ 184			$ 90	$ 226	$ 0
Treasury stock acquired, average price per share | (per share)	$ 22.42	€ 19.89	$ 32.36	€ 26.34
Treasury shares (in shares)							9,824,202	8,335,365	1,986,836